Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - Divestitures (Details) - USD ($)
$ / shares in Units, shares in Millions
		1 Months Ended			3 Months Ended		12 Months Ended
		Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2014	Feb. 03, 2017	Oct. 06, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred	[2]						$ 586,000,000	[1]	$ 224,000,000		$ 18,000,000
Income (loss) on sale of assets	[3],[4]						1,000,000		(55,000,000)		(1,712,000,000)
Equity securities					$ 1,600,000,000		1,600,000,000		2,150,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value of assets transferred					9,725,000,000		9,725,000,000		12,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for HIS net assets											$ 1,700,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value of assets transferred					9,678,000,000		9,678,000,000		0
Disposed of by Sale, Not Discontinued Operations [Member] | Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition				$ 75,000,000	85,000,000		85,000,000
Maximum amount of milestone payments to be received				$ 515,000,000
ICU Medical [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition														$ 1,000,000,000
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition													$ 900,000,000
Shares of common stock received for disposal													3.2
Value of common stock received for disposal													$ 428,000,000
Gain from sale of shares							302,000,000
Gain representing difference between fair value of equity investment and book value of assets transferred							47,000,000
Consideration receivable													75,000,000
Cash proceeds from disposal									200,000,000
Maximum contingent consideration													$ 225,000,000
Income (loss) on sale of assets							1,000,000		$ (55,000,000)	[5]
Cellectis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage												7.00%
Upfront payment												$ 80,000,000
Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		18.00%		25.00%
Gain from contribution agreement						$ 50,000,000	50,000,000
Cerevel [Member] | Bain Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred			$ 343,000,000				343,000,000
Cerevel [Member] | Bain Capital [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations [Member] | Neuroscience Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Committed investment from collaborator					350,000,000		350,000,000
Book value of assets transferred					0		0
Long-term Investments [Member] | Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity securities					127,000,000		$ 127,000,000
Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price (in dollars per share)		$ 25
Other Nonoperating Income (Expense) [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition						$ 75,000,000
Milestone payment recognized					$ 10,000,000
Cerevel Therapeutics [Member] | Cerevel [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			25.00%

[1]	The net gains on investments in equity securities are reported in Other (income)/deductions––net and, for 2018, include unrealized net gains on equity securities reflecting the adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 4.
[2]	The net gains on investments in equity securities in 2018, include unrealized net gains on equity securities of $477 million, reflecting the adoption of a new accounting standard in the first quarter of 2018. Net gains in 2018 were primarily driven by unrealized gains of $466 million related to our investment in Allogene. Prior to the adoption of a new accounting standard in the first quarter of 2018, net unrealized gains and losses on virtually all equity securities with readily determinable fair values were reported in Accumulated other comprehensive income. For additional information, see Note 1B, Note 2B and Note 7B.
[3]	Amounts may not add due to rounding.
[4]	In 2018 and 2017, represents adjustments to amounts previously recorded in 2016 to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical on February 3, 2017. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[5]	Includes income from upfront and milestone payments from our collaboration partners and income from out-licensing arrangements and sales of compound/product rights. In 2018, primarily includes, among other things, (i) approximately $118 million in milestone income from multiple licensees, (ii) $110 million in milestone payments received from Shire, of which $75 million was received in the first quarter of 2018 related to their first dosing of a patient in a Phase 3 clinical trial for the treatment of ulcerative colitis and $35 million was received from Shire in the third quarter of 2018 related to their first dosing of a patient in a Phase 3 clinical trial for the treatment of Crohn’s disease, (iii) an upfront payment to us and a recognized milestone totaling $85 million for the sale of an AMPA receptor potentiator for CIAS to Biogen, (iv) $62 million in gains related to sales of compound/product rights and (v) a $40 million milestone payment from Merck in conjunction with the approval of ertugliflozin in the EU. For additional information, see Note 2B, Note 2C, Note 2D and Note 2E. In 2017, primarily includes, among other things, $101 million in milestone payments received from multiple licensees and an $85 million gain related to sales of compound/product rights. In 2016, primarily includes, among other things, a $50 million gain related to sales of compound/product rights and $33 million in milestone payments received from multiple licensees.